Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Balance per consolidated balance sheet	$ 8,913	$ 8,872	$ 9,015
Bank overdrafts repayable on demand (unsecured)	0	(7)	(2)
Balance per Group cash flow statement	$ 8,913	$ 8,865	$ 9,013	$ 8,484